SHARES-BASED AWARDS - Summary of share options (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options
Balance at the beginning	26,730,453	26,212,498	14,716,256
Options granted	3,177,756	9,009,210	12,943,015
Options exercised	(3,028,530)	(2,837,729)	(424,761)
Options canceled	(780,343)	(5,653,526)	(1,022,012)
Balance at the end	26,099,336	26,730,453	26,212,498	14,716,256
Options vested and exercisable at the end	14,842,155	26,111,472
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 2.21	$ 1.58	$ 1.06
Options granted (in dollars per share)	7.51	3.06	2.19
Options exercised (in dollars per share)	1.74	1.15	1.22
Options canceled (in dollars per share)	3.13	1.17	1.92
Balance at the end (in dollars per share)	1.80	2.21	$ 1.58	$ 1.06
Options vested and exercisable at the end (in dollars per share)	$ 1.88	$ 1.75
Weighted-Average Remaining Contractual Term and Intrinsic Value
Weighted average remaining contractual term (in years)	8 years 6 months	7 years 9 months	6 years 3 months 7 days	6 years 4 months 13 days
Options vested and exercisable at the end (in years)	6 years 6 months	6 years 9 months
Balance at the end (in dollars)	$ 2,491,171	$ 118,155	$ 21,236	$ 12,341
Options vested and exercisable at the end (in dollars)	$ 883,724	$ 75,944